Related party transactions (Details Narrative)							3 Months Ended			12 Months Ended
	Feb. 10, 2025 USD ($)	Aug. 30, 2024 shares	Sep. 13, 2023 USD ($)	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Mar. 31, 2025 USD ($) $ / shares		Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) Integer $ / shares shares		Dec. 31, 2022 USD ($) shares		Mar. 06, 2024 USD ($)	Feb. 16, 2024 $ / shares	Aug. 18, 2023 $ / shares	Sep. 12, 2022 USD ($)	Jun. 02, 2022 USD ($)	Mar. 11, 2022 USD ($)	Sep. 14, 2018 USD ($)
Common stock, shares, issued | shares		46,527,999								46,527,999		33,980,753
Common stock value issued							$ 4,653	[1]		$ 4,653	[1]	$ 3,398	[2]
Debt principal amount										$ 1,750,000		10,000,000
Due to related party																				$ 4,100,000
Warrants exercise per share | $ / shares							$ 0.01			$ 0.01
Number of shares issued, value										$ 22,350,207
Working capital							$ (59,800,000)			(57,900,000)
Revenue							10,055,569		$ 13,104,123	46,435,412		53,255,361
Gain (loss) from litigation settlement							168,800,000		177,800,000	810,400,000		594,400,000
Interest paid							48,773		346,270	1,073,407		1,819,174
Other receivables										89,029		$ 100,144
Seamless Group Inc [Member]
Common stock, shares, issued | shares												58,030,000		58,030,000
Common stock value issued												$ 58,030		$ 58,030	[3]
Debt principal amount																						$ 7,500,000
Debt conversion, converted instrument, amount
Revenue												53,255,361		55,500,917
Gain (loss) from litigation settlement												594,400,000		253,300,000
Interest paid												1,819,174		1,351,939	[4]
Other receivables												26,000,000
Maximum [Member]
Number of shares issued, value	$ 10,000,000
Subsequent Event [Member] | Maximum [Member]
Number of shares issued, value	$ 10,000,000
Related Party [Member]
Due to related party							76,472,666		67,697,074	67,770,641		86,488,519
Other Liabilities, Current							76,472,666			67,697,074		86,488,519
Other receivables							449,094		560,823	560,823		7,287,376
Related Party [Member] | Seamless Group Inc [Member]
Due to related party												86,488,519		83,757,317
Other Liabilities, Current												86,488,519		83,757,317	[3]
Other receivables												7,287,376		4,483,228
Ripple Labs Singapore Pte Ltd [Member]
Working capital																					$ 50,000,000
Line of credit																			$ 5,000,000
Ripple Labs Singapore Pte Ltd [Member] | Seamless Group Inc [Member]
Working capital																					$ 50,000,000
Line of credit																			$ 5,000,000
Tranglo [Member]
Deposits							2,200,000			2,000,000.0
Revenue							200,000		300,000	900,000		1,800,000
Deposits										3,800,000		2,000,000.0
Tranglo [Member] | Seamless Group Inc [Member]
Deposits												2,000,000.0		3,300,000
Revenue												1,800,000		2,600,000
Tranglo [Member] | Maximum [Member]
Deposits							50,000,000.0			50,000,000.0
Tranglo [Member] | Maximum [Member] | Seamless Group Inc [Member]
Deposits												50,000,000.0
Ripple Solution [Member]
Due to related party							168,800,000		177,800,000	810,400,000		698,600,000
Related party transaction amounts of transaction							41,300,000		79,300,000	230,500,000		475,300,000
Ripple Solution [Member] | Seamless Group Inc [Member]
Due to related party												698,600,000		738,600,000
Related party transaction amounts of transaction												475,300,000		721,100,000
GEA Limited [Member]
Due to related party							9,910,294		10,443,375	10,443,375
Related party transaction amounts of transaction												104,200,000
GEA Limited [Member] | Seamless Group Inc [Member]
Deposits												2,500,000		2,500,000
Related party transaction amounts of transaction												104,200,000		485,300,000
Ripple [Member]
Interest paid									$ 151,563	303,677		812,473
Ripple [Member] | Seamless Group Inc [Member]
Interest paid												812,473		191,245
G E A [Member]
Deposits										$ 0		2,500,000
GEA Holdings Limited [Member]
Other Liabilities, Current												$ 26,000,000
Private Placement [Member]
Number of shares issued | shares		136,110
Common Class B [Member] | EF Hutton [Member]
Number of shares issued | shares					69,999
Common Class B [Member] | Jones Trading [Member]
Number of shares issued | shares					30,000
Common Class A [Member] | IPO [Member]
Number of shares issued | shares					17,391,200
Sale of stock price per share | $ / shares					$ 10.00
Proceeds from offering					$ 199,998,800
Common Class A [Member] | Private Placement [Member]
Sale of stock price per share | $ / shares					$ 1.00
Proceeds from offering					$ 7,796,842
InFint Acquisition Corporation [Member]
Interest rate												50.00%
Proceeds from note payable related party												$ 325,000
Debt conversion, converted instrument, amount			$ 1.00	$ 1.00
Warrants exercise per share | $ / shares					$ 11.50							$ 0.01
Debt instrument, issued, principal			$ 400,000	$ 150,000
Unborrowed working capital loans												$ 325,000
Working capital												4,516,047
InFint Acquisition Corporation [Member] | Subsequent Event [Member]
Debt principal amount																$ 500,000
InFint Acquisition Corporation [Member] | Administrative Service Agreement [Member]
Administrative fees												10,000
Administrative services fee												120,000		120,000
Reimbursed cost												$ 88,395		167,618
InFint Acquisition Corporation [Member] | IPO [Member]
Sale of stock price per share | $ / shares					$ 10.15							$ 10.15
Proceeds from offering					$ 202,998,782
InFint Acquisition Corporation [Member] | IPO [Member] | Promissory Note [Member]
Proceeds from offering						$ 696,875
Proceeds from note payable related party						$ 338,038
Debt maturity date						Dec. 10, 2021
InFint Acquisition Corporation [Member] | IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Debt principal amount						$ 400,000
Interest rate						0.01%
InFint Acquisition Corporation [Member] | IPO [Member] | Related Party [Member]
Due to related party												$ 0		$ 0
InFint Acquisition Corporation [Member] | Affiliate Sponsor [Member]
Debt conversion, converted instrument, amount												$ 1,500,000
InFint Acquisition Corporation [Member] | Affiliate Sponsor [Member] | Private Placement [Member]
Warrants exercise per share | $ / shares												$ 1.00
InFint Acquisition Corporation [Member] | Common Class B [Member]
Common stock, shares, issued | shares												5,833,083		5,833,083
Common stock value issued												$ 583		$ 583
Number of shares issued | shares					99,999
Percentage of issued and outstanding shares												22.58%		22.58%
Number of shares issued, value					$ 268,617
Offering cost					2.87%
Stock issuance, cost					$ 9,351,106
InFint Acquisition Corporation [Member] | Common Class B [Member] | Sponsor [Member]
Common stock value issued												$ 25,100		$ 25,100
Number of shares issued | shares														5,733,084
InFint Acquisition Corporation [Member] | Common Class B [Member] | EF Hutton [Member]
Number of shares issued | shares												69,999		69,999
InFint Acquisition Corporation [Member] | Common Class B [Member] | Jones Trading [Member]
Number of shares issued | shares												30,000		30,000
InFint Acquisition Corporation [Member] | Common Class A [Member]
Common stock, shares, issued | shares												0		0
Common stock value issued
Sale of stock price per share | $ / shares												$ 12.00						$ 10.94
InFint Acquisition Corporation [Member] | Common Class A [Member] | Subsequent Event [Member]
Sale of stock price per share | $ / shares																	$ 11.36
InFint Acquisition Corporation [Member] | Common Class A [Member] | IPO [Member]
Number of shares issued | shares					19,999,880
Sale of stock price per share | $ / shares					$ 10.00
Proceeds from offering					$ 199,998,800
Stock issuance, cost					$ 9,351,106
InFint Acquisition Corporation [Member] | Common Class A [Member] | Affiliate Sponsor [Member]
Ordinary shares trading days | Integer												20

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.
[2]	Retrospectively restated to reflect Reverse Recapitalization - See Note 1 and Note 2.
[3]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[4]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.